AB BOND FUNDS - AB High Income Fund - AB Income Fund - AB Short Duration Income Portfolio - AB Limited Duration High Income Portfolio - AB High Yield Portfolio (the “Funds”)

Supplement dated January 20, 2022 to the Prospectus and Summary Prospectuses, dated January 29, 2021 for the Funds, except with respect to AB High Yield Portfolio, which Prospectus and Summary Prospectus are dated April 30, 2021, as amended.

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

AB High Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Christian DiClementi	Since October 2021	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2008	Senior Vice President of the Adviser
Fahd Malik	Since January 2021	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2005	Senior Vice President of the Adviser
William Smith	Since January 2022	Senior Vice President of the Adviser

AB Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2019	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2016	Senior Vice President of the Adviser
Fahd Malik	Since January 2022	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2016	Senior Vice President of the Adviser

AB Short Duration Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2018	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2018	Senior Vice President of the Adviser
Fahd Malik	Since January 2022	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2018	Senior Vice President of the Adviser

AB Limited Duration High Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2011	Senior Vice President of the Adviser
Robert Schwartz	Since January 2022	Senior Vice President of the Adviser
William Smith	Since 2018	Senior Vice President of the Adviser

AB High Yield Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2014	Senior Vice President of the Adviser
Robert Schwartz	Since January 2022	Senior Vice President of the Adviser
William Smith	Since 2018	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the [Fund/Funds] - Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB High Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB High Income Fund Global High Income Investment Team	Christian DiClementi; since October 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Gershon M. Distenfeld; since 2008; Senior Vice President of the Adviser and Co-Head of Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Fahd Malik; since January 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Matthew S. Sheridan; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

William Smith; since January 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

AB Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Income Fund U.S. Investment Grade: Core Fixed Income Investment Team	Scott A. DiMaggio; since 2019; Senior Vice President of the Adviser, and Co-Head of Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

	Gershon M. Distenfeld; since 2016; (see above)	(see above)

	Fahd Malik; since January 2022; (see above)	(see above)

	Matthew S. Sheridan; since 2016; (see above)	(see above)

AB Short Duration Income Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Short Duration Income Portfolio Short Duration Income Investment Team	Scott A. DiMaggio; since 2018; (see above)	(see above)

	Gershon M. Distenfeld; since 2018; (see above)	(see above)

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Fahd Malik; since January 2022; (see above)	(see above)

Matthew S. Sheridan; since 2018; (see above)	(see above)

AB Limited Duration High Income Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Limited Duration High Income Portfolio Limited Duration High Income Investment Team	Gershon M. Distenfeld; since 2011; (see above)	(see above)

	Robert Schwartz; since January 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

	William Smith; since 2018; (see above)	(see above)

AB High Yield Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Gershon M. Distenfeld; since 2014; (see above)	(see above)

Robert Schwartz; since January 2022; (see above)	(see above)

William Smith; since 2018; (see above)	(see above)

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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